Finance Lease Receivables, Net - Summary of Future Minimum Lease Payments Receivable (Detail) - Dec. 31, 2019	CNY (¥)	USD ($)
Capital Leases, Future Minimum Payments Receivable, Fiscal Year Maturity [Abstract]
2020	¥ 1,770,069,095	$ 254,254,517
2021	1,369,194,715	196,672,515
2022	345,655,268	49,650,272
Thereafter
Total	¥ 3,484,919,078	$ 500,577,304